RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 013 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits per the Financial Statements	$ 293,735	$ 267,093
Adjustment from Contract Value to Fair Value for Fully Benefit-Responsive Investment Contracts	(771)	(1,669)
Amounts Allocated to Withdrawing Participants	(7)	(11)
Net Assets Available for Benefits per the Form 5500	$ 292,957	$ 265,413